Shareholders' Equity (Details Narrative)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2018 shares	Apr. 16, 2018 USD ($) Integer	Feb. 27, 2018 shares	Feb. 14, 2018 shares	Feb. 05, 2018 USD ($) shares	Dec. 27, 2017 USD ($) shares	Jan. 06, 2017 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Nov. 08, 2017 $ / shares shares	Oct. 31, 2017 $ / shares shares
Number of shares issued for services rendered, value | $											$ 1,636,800		$ 2,481,000
Number of shares granted | shares													3,000,000
Stock-based compensation | $											$ 691,042		$ 3,287,500	$ 111,000
Selling, general and administrative expenses | $									$ 2,650,018	$ 2,391,231	$ 6,098,289	7,155,886	$ 11,804,322	$ 3,173,851
Options outstanding | shares									3,000,000		3,000,000		3,000,000
Options exercisable | shares									3,000,000		3,000,000
Warrants to purchase number of shares | shares																1,936
Warrant exercise price | $ / shares									$ 1.10		$ 1.10					$ 1.25
Common stock converted into warrants, value | $											$ 564,000		$ 564,000
Warrant outstanding | shares									900,000		900,000
Secured Promissory Note [Member]
Warrant term									5 years		5 years
Warrants to purchase number of shares | shares									7,500,000		7,500,000
Warrant exercise price | $ / shares									$ 1.50		$ 1.50
Warrant [Member]
Shares issued price per share | $ / shares									$ 1.10		$ 1.10
Warrant term									5 years		5 years
Warrants to purchase number of shares | shares									5,000,000		5,000,000
Warrant exercise price | $ / shares									$ 0.01		$ 0.01
Common stock converted into warrants | shares											1,306,360
Common stock converted into warrants, value | $											$ 1,436,996
Warrant outstanding life											4 years 10 months 6 days
Warrant outstanding | shares									385,855		385,855
Warrant exercisable | shares									13,783,140		13,783,140
Mr. Forchic [Member]
Annual salary | $											$ 449,000
Compensation charge cost | $											$ 561,671
Unvested stock option | shares									2,000,000		2,000,000
Selling, general and administrative expenses | $											$ 1,010,671
Consulting Agreement [Member]
Number of common stock shares issued, value | $											$ 1,310,000
Number of shares issued for services rendered | shares											1,270,000		1,717,000
Number of shares issued for services rendered, value | $									$ 918,600		$ 1,636,800		$ 2,481,000
Consulting Agreement [Member] | Remain to be Issued [Member]
Number of common stock shares issued, value | $											$ 41,600
Number of common stock shares issued | shares											40,000
Three Year Employment Agreement [Member] | Tiffany Davis [Member]
Number of shares granted | shares				1,000,000
Number of shares vested | shares				250,000
Fair value of options granted | $											$ 1,340,000
Stock-based compensation | $											335,000
Amortization | $											$ 1,005,000
Common stock vesting period											3 years
Stock based compensation, amortized | $									83,750		$ 125,625
Unearned compensation | $											879,375
Three Year Employment Agreement [Member] | Tiffany Davis [Member] | Signing of Employment Agreement [Member]
Number of shares vested | shares				250,000
Four Year Employment Agreement [Member] | Stanley L. Teeple [Member]
Number of shares granted | shares						1,000,000
Number of shares vested | shares						250,000
Fair value of options granted | $						$ 1,710,000							1,710,000
Stock-based compensation | $													427,500
Amortization | $											$ 1,282,500		$ 1,282,000
Common stock vesting period											3 years		3 years
Stock based compensation, amortized | $									106,875		$ 213,750
Unearned compensation | $											1,068,750
Four Year Employment Agreement [Member] | Stanley L. Teeple [Member] | Signing of Employment Agreement [Member]
Number of shares vested | shares						250,000
Four Year Employment Agreement [Member] | Employees [Member]
Number of shares granted | shares								500,000
Fair value of options granted | $								$ 400,000					$ 100,000	$ 100,000
Stock-based compensation | $									$ 0	$ 25,000	$ 16,667	50,000
Common stock vesting period								4 years
Share obligation | shares			250,000
Number of shares issued with fair value under agreement | shares													125,000
Employment Agreement [Member]
Number of common stock shares issued, value | $							$ 2,760,000
Number of common stock shares issued | shares							5,411,765
Stock-based compensation | $							$ 300,000					$ 300,000
Stock based compensation, amortized | $							835,767						$ 561,671
Employment Agreement [Member] | Mr. Forchic [Member]
Number of common stock shares issued, value | $							$ 400,000
Number of common stock shares issued | shares							784,314
Number of shares vested | shares					3,000,000
Stock-based compensation | $							$ 100,000
Number of shares issued with fair value under agreement | shares							3,000,000
Stock options granted price per share | $ / shares							$ 0.60
Common share options vesting percent							33.30%
Annual salary | $					$ 162,000
Employee's health care percentage					50.00%
Standby Equity Distribution Agreement [Member]
Common stock vesting period											4 years 7 months 10 days
Options outstanding | shares									90,000		90,000
Options exercisable | shares									90,000		90,000
YA II PN, Ltd. [Member]
Number of common stock shares issued, value | $											$ 500,000
Number of common stock shares issued | shares											500,000
Shares issued price per share | $ / shares									$ 1.00		$ 1.00
Warrant term	5 years								5 years		5 years
Warrants to purchase number of shares | shares	7,500,000								1,000,000		1,000,000
Warrant exercise price | $ / shares									$ 0.01		$ 0.01
YA II PN, Ltd. Advisors Global, LP [Member]
Warrant term															5 years
Warrants to purchase number of shares | shares															1,137,500
Warrant exercise price | $ / shares															$ 1.10
Common stock converted into warrants | shares											1,788,082
YA II PN, Ltd. Advisors Global, LP [Member] | Standby Equity Distribution Agreement [Member]
Number of common stock shares issued | shares	25,000,000
Line of credit facility maximum amount | $		$ 1,000,000
Percentage of lowest volume weighted average price		90.00%
YA II PN, Ltd. Advisors Global, LP [Member] | Standby Equity Distribution Agreement [Member] | Fee Warrant [Member]
Line of credit, commitment fee description		In connection with the SEDA, the Company issued to YA II PN, a five-year Commitment Fee Warrant (the "Fee Warrant") to purchase 1,000,000 shares of the Company's common stock at $0.01 per share.
Fair value of fee warrant granted | $		$ 1,140,000
YA II PN, Ltd. Advisors Global, LP [Member] | Standby Equity Distribution Agreement [Member] | Drawn-Down Facility [Member]
Line of credit facility maximum amount | $		$ 25,000,000
Trading days | Integer		5
Regulation D offering [Member]
Number of common stock shares issued, value | $											$ 1,068,000
Number of common stock shares issued | shares											821,538
Shares issued price per share | $ / shares									$ 1.30		$ 1.30